Ordinary Shares (Details)		1 Months Ended	12 Months Ended
	May 30, 2019 $ / shares shares	Oct. 31, 2017 USD ($) shares	Dec. 31, 2019 item $ / shares shares	Dec. 31, 2018 item shares	Dec. 31, 2017 USD ($) item shares	May 29, 2019 $ / shares	Apr. 24, 2019 USD ($) $ / shares shares	Apr. 23, 2019 USD ($)
Authorized share capital | $							$ 150,000,000	$ 75,000,000
Additional authorized share capital (in shares)	750,000,000						75,000,000
Ordinary shares, par value (in US$ per share) | $ / shares	$ 0.10		$ 0.10			$ 1.00	$ 1.00
Stock split ratio	10
Ordinary shares, authorized (in shares)			1,500,000,000
Summary of ordinary shares transactions:
Balance as at beginning of period			666,577,000	664,470,000	607,058,000
Number of ordinary shares issued		56,849,050			56,849,000
Share option exercises			329,000	2,107,000	563,000
As at end of period			666,906,000	666,577,000	664,470,000
Gross proceeds from issuance of shares | $		$ 301,300,000			$ 301,300,000
Issuance costs | $		$ 8,600,000			$ 8,610,000
Votes per ordinary share | item			1	1	1
ADS
Summary of ordinary shares transactions:
Number of ordinary shares issued		11,369,810